Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits [Line Items]
Post-employment benefit expense, defined benefit plans	€ 74	€ 56	€ 46
Post-employment benefit expense, defined contribution plans	366	346	327
Post-employment benefits costs, pre-tax	440	401	374
Included in income from operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense, defined benefit plans	61	34	23
Post-employment benefit expense, defined contribution plans	366	346	327
Included in financial expense [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense, defined benefit plans	€ 13	€ 22	€ 23